COMMITMENTS, CONTINGENCIES, RISKS AND UNCERTAINTIES (Tables)	9 Months Ended	12 Months Ended
	Apr. 30, 2015	Jul. 31, 2014
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS, CONTINGENCIES, RISKS AND UNCERTAINTIES
The total future minimum lease payments under the non-cancellable operating lease with respect to the office and the dormitory as of April 30, 2015 are payable as follows:

Remaining 2015	85,997
Year ending July 31, 2016	343,989
Year ending July 31, 2017	343,989
Year ending July 31, 2018	343,989
After 2018	6,191,227
Total	$7,309,191

The total future minimum lease payments under the non-cancellable operating lease with respect to the office and the dormitory as of July 31, 2014 are payable as follows:

Year ending July 31, 2015	345,554
Year ending July 31, 2016	345,554
Year ending July 31, 2017	345,554
Year ending July 31, 2018	345,554
After 2018	6,075,426
Total	$7,457,642